Rollforward of Level 3 Assets and Liabilities Held at Fair Value on a Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Significant unobservable inputs (Level 3) to determine fair value
Assets, Beginning balance	$ 3,559		$ 4,106
Assets, Net gains (losses) In operations	64	[1]	(396)	[2]
Assets, Net gains (losses) In OCI	22		7
Assets, Purchases	167		249
Assets, Sales	(275)		(415)
Assets, Transfers in to Level 3	400		142
Assets, Transfers out of Level 3	(117)		(134)
Assets, ending balance	3,820		3,559
Liability value, beginning balance	1,005	[3]	(753)	[3]
Net gains (loss) In operations	(1,269)	[1],[3]	1,758	[2],[3]
Liability, Net gains (losses) In operations			0	[3]
Liability, Purchases			0	[3]
Liability, Sales			0	[3]
Liability, Transfers into Level 3			0	[3]
Liability, Transfers out of Level 3			0	[3]
Liability value, ending balance	(264)	[3]	1,005	[3]
Fixed maturity securities [Member]
Significant unobservable inputs (Level 3) to determine fair value
Assets, Beginning balance	1,088	[3],[4]	1,197	[4]
Assets, Net gains (losses) In operations	(5)	[1],[3]	(1)	[2],[4]
Assets, Net gains (losses) In OCI	21	[3]	1	[4]
Assets, Purchases	121	[3]	115	[4]
Assets, Sales	(241)	[3]	(232)	[4]
Assets, Transfers in to Level 3	400	[3]	142	[4]
Assets, Transfers out of Level 3	(117)	[3]	(134)	[4]
Assets, ending balance	1,267	[3]	1,088	[3],[4]
Other [Member]
Significant unobservable inputs (Level 3) to determine fair value
Assets, Beginning balance	45		62
Assets, Net gains (losses) In operations	6	[1]	(6)	[2]
Assets, Net gains (losses) In OCI	1		6
Assets, Purchases			5
Assets, Sales	(16)		(22)
Assets, Transfers in to Level 3			0
Assets, Transfers out of Level 3			0
Assets, ending balance	36		45
Derivative Assets [Member]
Significant unobservable inputs (Level 3) to determine fair value
Assets, Beginning balance	343		822
Assets, Net gains (losses) In operations	40	[1]	(447)	[2]
Assets, Net gains (losses) In OCI			0
Assets, Purchases	46		129
Assets, Sales	(18)		(161)
Assets, Transfers in to Level 3			0
Assets, Transfers out of Level 3			0
Assets, ending balance	411		343
Separate Account Assets [Member]
Significant unobservable inputs (Level 3) to determine fair value
Assets, Beginning balance	2,083		2,025
Assets, Net gains (losses) In operations	23	[1]	58	[2]
Assets, Net gains (losses) In OCI			0
Assets, Purchases			0
Assets, Sales			0
Assets, Transfers in to Level 3			0
Assets, Transfers out of Level 3			0
Assets, ending balance	$ 2,106		$ 2,083

[1]	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company's earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was $(1.3) billion for future policy benefits and claims, $154 million for derivative assets, and $6 million for other investments at fair value.
[2]	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company's earnings. The change in unrealized gains (losses) included in operations on assets and liabilities still held as of the end of the year was $1.8 billion for future policy benefits and claims, $(297) million for derivative assets and $(6) million for other investments at fair value.
[3]	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.
[4]	Non-binding broker quotes were utilized to determine a fair value of $924 million of total fixed maturity securities as of December 31, 2013.